Debt - Schedule of Future Minimum Payments of Outstanding Debt Borrowings (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021		$ 4,505,000
2022		33,619,000
2023		0
2024		0
2025		0
Total principal amount	$ 0	38,124,000
Unamortized discount		(598,000)
Carrying value of debt		$ 37,526,000